Net Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Interest on credit facilities	$ 38.2	$ 9.5
Interest on lease liabilities	22.5	23.7
Other	8.9	9.5
Total interest expense	69.6	42.7
Total interest income	(5.6)	(4.8)
Net interest expense	$ 64.0	$ 37.9